Cost of Sales, Selling Expenses and Administrative Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of Sales, Selling Expenses and Administrative Expenses
Cost of sales	$ 14,147,169	$ 13,329,335	$ 11,903,806
Selling expenses	1,694,966	1,270,529	1,183,230
Administrative expenses	4,436,746	4,441,084	4,244,038
Total depreciation, amortization and other amortization	20,278,881	19,040,948	17,331,074
Employee benefits
Short-term employee benefits	16,000,255	16,124,608	15,438,218
Share-based compensation	1,327,549	1,489,884	1,410,492
Post-employment benefits	171,156	158,905	53,344
Employee benefits	$ 17,498,960	$ 17,773,397	$ 16,902,054